Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of equity method investments

Equity method investments:

	As of December 31,
	2021	2022
	RMB	RMB
Wuhan Shayu Network Technology Co., Ltd. (“Shayu”) (1)	168,416,427	172,002,038
Nanshan Stellar Investment LLP (“Nanshan LLP”) (2)	—	100,033,487
Others	18,283,241	14,993,454
	186,699,668	287,028,979

(1)	The Group aggregately owned 35.084% equity interest in Shayu with investment cost RMB188,009,650. For the years ended December 31, 2020, 2021 and 2022, the Company recognized the share of (loss) gain in equity method investment of RMB(3,454,322), RMB(16,138,901) and RMB3,585,612, respectively.
(2)	In 2022, the Group acquired limited partnership interest of Nanshan LLP, a private equity fund managed by Nanshan Star Holdings Limited (the “GP”) for a consideration of US$5,000,000 (equivalent to RMB31,741,000). For the year ended December 31, 2022, the Company recognized its share of income in equity method investment of US$9,388,560 (equivalent to RMB62,977,379) attributable to income recognized by Nanshan LLP for the change in fair value in Nanshan LLP's underlying investment.

Summarized financial information:

Summarized financial information as of and for the years ended December 31, 2020, 2021 and 2022 for the Group’s equity method investments is presented on a group basis as required under Rule 4-08(g) of Regulation S-X as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance sheets data:
Current assets	101,161,898	105,824,402	15,343,096
Non-current assets	101,902,392	188,537,698	27,335,397
Current liabilities	94,192,618	121,420,629	17,604,336

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Statements of comprehensive income (loss) data:
Revenue	556,259,979	554,885,622	399,408,328	57,908,764
Investment gain(1)	—	—	63,148,391	9,155,656
Gross profit	82,838,764	79,605,248	95,531,209	13,850,723
(Loss) income from operations	(44,945,173)	(57,912,568)	23,085,819	3,347,129
Net (loss) income	(28,459,950)	(45,925,057)	26,146,839	3,790,935

(1)	Amount represents the mark-to fair value gain recognized in the financial statements of Nanshan LLP.

Schedule of equity securities without readily determinable fair values

	As of December 31,
	2021	2022
	RMB	RMB
Content producers	246,170,165	167,707,971
Technology and software companies	48,554,967	52,300,880
Others	10,000,000	24,873,495
	304,725,132	244,882,346